REVENUE	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Our revenue consists of new vehicles sales, retail and wholesale used vehicle sales, sales of finance and insurance products, sales of parts, service, accessories, and apparel, and transportation brokerage services.
New and Used Powersports Vehicles
The Company sells new and used powersports vehicles. The transaction price for a powersports vehicle sale is determined with the customer at the time of sale. Customers often trade in their own powersports vehicle to apply toward the purchase of a retail new or used powersports vehicle. The “trade-in” powersports vehicle is a type of noncash consideration measured at fair value, based on external and internal market data for a specific powersports vehicle, and applied as payment of the contract price for the purchased powersports vehicle.
When the Company sells a new or used powersports vehicle, transfer of control typically occurs at a point in time upon delivery of the vehicle to the customer, which is generally at the time of sale, as the customer is able to direct the use of and obtain substantially all benefits from the powersports vehicle at such time. Except for limited circumstances, the Company does not directly finance its customer’s purchases or provide leasing. In many cases, the Company arranges third- party financing for the retail sale or lease of powersports vehicles to customers in exchange for a fee paid to the Company by a third-party financial institution. The Company receives payment directly from the customer at the time of sale or from a third-party financial institution (referred to as contracts-in-transit) within a short period of time following the sale. The Company establishes provisions, which are not significant, for estimated returns and warranties on the basis of both historical information and current trends.
Parts and Service
The Company sells parts and vehicle services related to customer-paid repairs and maintenance, repairs and maintenance under manufacturer warranties and extended service contracts, and collision-related repairs. The Company also sells parts through wholesale and retail counter channels.
Each repair and maintenance service is a single performance obligation that includes both the parts and labor associated with the vehicle service. Payment for each vehicle service work is typically due upon completion of the service, which is generally completed within a short period from contract inception. The transaction price for repair and maintenance services is based on the parts used, the number of labor hours applied, and standardized hourly labor rates. The performance obligation for repair and maintenance service are satisfied over time and create an asset with no alternative use and with an enforceable right to payment for performance completed to date. Revenue is recognized over time based on a direct measurement of labor hours, parts and accessories that are allocated to open service and repair orders at the end of each reporting period. As a practical expedient, the time value of money is not considered since repair and maintenance service contracts have a duration of one year or less. The transaction price for wholesale and retail counter parts sales is determined at the time of sale based on the quantity and price of each product purchased. Payment is typically due at time of sale, or within a short period following the sale. The Company establishes provisions, which are not significant, for estimated parts returns based on historical information and current trends. Delivery method of wholesale and retail counter parts vary.
The Company generally considers control of wholesale and retail counter parts to transfer when the products are shipped, which typically occurs the same day as or within a few days of sale. The Company also offers customer loyalty points for parts and services for select franchises. The Company satisfies its performance obligations and recognizes revenue when the loyalty points are redeemed. Amounts deferred related to the customer loyalty programs are insignificant.
Finance and Insurance
The Company sells and receives commissions on the following types of finance and insurance products: extended service contracts, maintenance programs, guaranteed auto protection, tire and wheel protection, and theft protection products, among others. The Company offers products that are sold and administered by independent third parties, including the vehicle manufacturers’ captive finance subsidiaries.
Pursuant to the arrangements with these third-party providers, the Company sells the products on a commission basis. For the majority of finance and insurance product sales, the Company’s performance obligation is to arrange for the provision of goods and services by another party. The Company’s performance obligation is satisfied when this arrangement is made, which is when the finance and insurance product is delivered to the end customer, generally at the time of the vehicle sale. As agent, the Company recognizes revenue in the amount of any fee or commission to which it expects to be entitled, which is the net amount of consideration that it retains after paying the third-party provider the consideration received in exchange for the goods or services to be fulfilled by that party.
There are no significant judgements or estimates required in determining the satisfaction of the performance obligations or the transaction price allocated to the performance obligations. As revenue are recognized at a point-in-time, costs to obtain the customer (i.e. commissions) do not require capitalization.
Vehicle Logistics
Vehicle logistics revenue is generated primarily by entering into freight brokerage agreements with dealers, distributors, or private party individuals to transport vehicles from a point of origin to a designated destination. The Company’s subsidiary, Wholesale Express, provides these services. The transaction price is based on the consideration specified in the customer's contract. A performance obligation is created when the customer under a transportation contract submits a bill of lading for the transport of goods from origin to destination. These performance obligations are satisfied as the shipments move from origin to destination. The freight brokerage agreements are fulfilled by independent third-party transporters. While the Company is primarily responsible for fulfilling to customers, these transporters are obligated to meet our performance obligations and standards. Performance obligations are short-term, with transit days less than one week. Generally, customers are billed either upon shipment of the vehicle or on a monthly basis, and remit payment according to approved payment terms, generally not to exceed 30 days. Revenue is recognized as risks and rewards of transportation of the vehicle are transferred to the owner during delivery. Wholesale Express is considered the principal in the delivery transactions since it is primarily responsible for fulfilling the service. As a result, revenue is recorded gross.
Disaggregation of Revenue
The significant majority of the Company’s revenue is from contracts with customers. In the following tables, revenue is disaggregated by major lines of goods and services and timing of transfer of goods and services. We have determined that these categories depict how the nature, amount, timing, and uncertainty of our revenue and cash flows are affected by economic factors.
Revenue from continuing operations from contracts with customers consists of the following:

	December 31,
	2022	2021
Revenue
New vehicles	$640,972	$169,632
Used vehicles	392,947	153,671
Total new and used Powersports vehicles	1,033,919	323,303

Parts, service and accessories	247,562	66,969
Vehicle logistics	54,038	43,878
Finance and insurance, net	123,418	29,133
Total revenue	$1,458,937	$463,283

Timing of revenue recognition
Goods and services transferred at a point in time	$1,298,854	$421,862
Good and services transferred over time	160,083	41,421
Total revenue	$1,458,937	$463,283